NOTE 8 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION: Schedule of Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details
Interest income (in 2022 including $9 in respect of prior years)	$ 56	$ 6	$ 49
Others	0	(3)	(24)
Financial Income	$ 56	$ 3	$ 25